Investment in a Joint Venture	12 Months Ended
Dec. 31, 2025
Investment in a Joint Venture [Abstract]
INVESTMENT IN A JOINT VENTURE

9. INVESTMENT IN A JOINT VENTURE

	As of December 31, 2024		As of December 31, 2025
	HKD	Equity interest	HKD	US$	Equity interest
Lineowa Fashion and Life Style L.L.C	—	—	318,134	40,874	50.0%

The Company has elected to measure the investment in joint venture using the fair value option at each reporting date. Under the fair value option, all related gains and losses on investment in joint venture due to change in the fair value will be reflected in other income (expenses) in the consolidated statements of income.

The Company used the income approach based on discounted cash flow (“DCF”). Cash flow assumptions used in income approach consider historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors. The company classifies the income approach that use these inputs as Level 3 of fair value measurement.

The following table presents the assumptions used for the investment in a joint venture for the year ended December 31, 2025:

Weighted average cost of capital	14.17%

Lineowa Fashion and Life Style L.L.C (“Lineowa”) is engaged in trade and business operation encompassing retail, wholesale, distribution and e-commerce platform for apparel products that was established in United Arab Emirates on October 14, 2024. The Company recognized the investment in Lineowa in January 2025, as the commercial registration certificate for amendment of share capital of Lineowa was issued on January 23, 2025. The Company has jointly control over Lineowa, as it jointly owns 50% of the shareholding of Lineowa. Lineowa did not distribute dividends to the Company during the year ended December 31, 2025. As of December 31, 2025, the investment in Lineowa consists of the cost of HKD318,134 (US$40,874) and no fair value changes for the year ended December 31, 2025.

The following table illustrates the summarized financial information of the Company’s joint venture as of December 31, 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the joint venture, if any.

	As of December 31, 2025
	HKD	USD
Current assets	3,901,815	501,306
Non-current assets	4,522,800	581,090
Current liabilities	(3,842,472)	(493,682)
Non-current liabilities	(2,708,593)	(348,001)
Net assets of the joint venture	1,873,550	240,713

Revenue	6,881,692	884,161
Profit for the year	1,237,730	159,024